Employee Benefits (Details) - Schedule of Defined Benefit Cost and Liability Assumptions - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Defined Benefit Cost and Liability Assumptions [Abstract]
Service cost	SFr 163,101	SFr 256,336	SFr 159,085
Net interest expense	3,270	1,575	1,878
Administration expense	4,259	5,369	6,030
Total defined costs for the year recognized in profit or loss	170,630	263,280	166,993
Actuarial loss (gain) arising from changes in financial assumptions	247,262	(876,841)	(74,284)
Actuarial loss (gain) arising from experience adjustments	(138,497)	(54,795)	463,238
Actuarial gain arising from demographic assumptions	(3,905)		(229,109)
Return on plan assets excluding interest income	(136,023)	490,359	(424,829)
Total defined benefit cost for the year recognized in other comprehensive income	SFr (31,163)	SFr (441,277)	SFr (264,984)
Discount rate	1.50%	2.20%	0.30%
Future salary increases	1.35%	1.60%	0.85%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2020	BVG2020	BVG2020